UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
 (Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
715 Enterprise Drive, Suite 100
Oak Brook, IL  60523
 (Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end:  May 31, 2017

Date of reporting period:  November 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report
November 30, 2016
(Unaudited)

Iman Fund

IMAN FUND

January 26, 2017

Dear Shareholder,

Assalamu Alaykum (Greetings of Peace),

We are pleased to report that Iman Fund (the Fund) did quite well in the six month period ending on November 30, 2016. The Fund returned 6.19% in that period while the Dow Jones Islamic Market USA Index (IMUS) went up 3.96% and the Dow Jones Islamic Market World Index (DJIM) increased by 1.68%. The Fund outperformed the blended return of these two indexes which went up by 2.82%, the Standard & Poor’s 500 Index which was  up 6.01%, the Morningstar U.S. Large-Growth which increased by 2.82%, and the Lipper Multi-Cap Growth Funds which went up by 3.31% in the same period (Lipper classifies Iman Fund in that category.)

No one can persistently predict the short-term movement of the stock market, however stock investing over many years has rewarded investors well. Regardless of what’s transpiring in the macro-environment, Iman Fund takes a bottom-up approach, building our portfolio one company at a time. We are confident that our approach will continue to serve investors well.

We thank you for placing your trust in Iman Fund and look forward to work hard to prove worthy of your trust.

Very Truly Yours,

Bassam Osman, President

Past performance does not guarantee future results.

The above discussion and analysis of the Fund reflect the opinions of the Adviser as of January 2017, are subject to change and any forecasts made cannot be guaranteed and should not be considered investment advice.

Mutual Fund investing involves risk; principal loss is possible. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Historically, the Adviser believes that the Islamic restrictions placed on the Fund have not adversely affected the Fund; however, it is possible that these restrictions may result in the Fund not performing as well as mutual funds not subject to such restrictions. Investments in smaller companies involve additional risk, such as limited liquidity and greater volatility.

The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles. The Dow Jones Islamic Market World Index measures the global universe of investable equities considered by Dow Jones to be in compliance with Islamic principles. The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

The Morningstar U.S. Large-Growth Classification portfolios invest primarily in big U.S. companies that are projected to grow faster than other large-cap stocks. Stocks in the top 70% of the capitalization of the U.S. equity market are defined as large cap. Growth is defined based on fast growth (high growth rates for earnings, sales, book value, and cash flow) and high valuations (high price ratios and low dividend yields). Most of these portfolios focus on companies in rapidly expanding industries.

The Lipper Multi-Cap Growth Funds Classification includes funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of Fund holdings, please refer to the Schedule of Investments included in this report.

IMAN FUND
EXPENSE EXAMPLE
November 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/2016 - 11/30/2016).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent.  IRA accounts will be charged a $15.00 annual maintenance fee.  The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Please note that Iman Fund does not have any sales charge (loads), redemption fees, or exchange fees.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	6/1/16	11/30/16	6/1/16 - 11/30/16*
Actual	$1,000.00	$1,061.90	$7.06
Hypothetical (5% return before expenses)	1,000.00	1,018.22	6.91

*	Expenses are equal to the Fund’s annualized expense ratio of 1.37% multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

IMAN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
November 30, 2016 (Unaudited)

IMAN FUND
Total Rate of Return
For the Period November 30, 2006 to November 30, 2016
(Unaudited)

This chart assumes an initial investment of $10,000 made on November 30, 2006 and held through November 30, 2016.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

Indices mentioned are unmanaged and used to measure stock markets.  You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

	Six	One	Five	Ten
Average Annual Total Return as of November 30, 2016	Months	Year	Years	Years
Iman Fund	6.19%	7.17%	11.97%	6.19%
Blended Dow Jones Islamic Market USA Index*/
Dow Jones Islamic Market World Index**	2.82%	4.03%	10.42%	6.00%

*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by Dow Jones to be in compliance with Islamic principles.  The index is constructed from stocks in the Dow Jones Indexes (DJGI) family.  Dow Jones believes that these stocks are accessible to investors and are well traded.  The DJGI methodology removes issues that are not suitable for global investing.  Prior to July 31, 2013, the performance of the Dow Jones Islamic Market USA Index did not include the reinvestment of dividends.

**
The Dow Jones Islamic Market World Index is a compilation of 56 country-level benchmark indexes considered by Dow Jones to be in compliance with Islamic principles.  The index provides a definitive standard for measuring stock market performance for Islamic investors on a global basis, in accordance with Dow Jones Indexes’s established index methodology.  Prior to April 30, 2008, the performance of the Dow Jones Islamic Market World Index did not include the reinvestment of dividends.

IMAN FUND
SCHEDULE OF INVESTMENTS
November 30, 2016 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 97.2%

	AGRICULTURE,
	CONSTRUCTION &
	MINING MACHINERY
	MANUFACTURING - 0.8%
10,800	The Toro Co.	$571,644

	APPAREL KNITTING MILLS - 0.5%
6,200	Columbia Sportswear Co.	352,594

	ARCHITECTURAL, ENGINEERING
	& RELATED SERVICES - 0.8%
30,400	Callon Petroleum Co. (a)	536,256

	AUDIO & VIDEO EQUIPMENT
	MANUFACTURING - 0.5%
8,200	Dolby Laboratories, Inc. - Class A	378,430

	AUTOMOTIVE PARTS,
	ACCESSORIES & TIRE
	STORES - 0.8%
3,300	Advance Auto Parts, Inc.	560,076

	BUILDING EQUIPMENT
	CONTRACTORS - 1.3%
13,600	EMCOR Group Inc.	943,432

	BUILDING MATERIAL &
	SUPPLIES DEALERS - 1.1%
6,300	The Home Depot, Inc.	815,220

	CEMENT & CONCRETE
	PRODUCT
	MANUFACTURING - 0.6%
4,400	Eagle Materials Inc.	427,680

	CHEMICAL & ALLIED
	PRODUCTS MERCHANT
	WHOLESALERS - 0.3%
800	Acuity Brands, Inc.	201,128

	CLOTHING STORES - 1.4%
3,800	The Children’s Place, Inc.	394,630
19,000	Express, Inc. (a)	253,840
4,600	Ross Stores, Inc.	310,914
		959,384
	COMMERCIAL & SERVICE
	INDUSTRY MACHINERY
	MANUFACTURING - 0.8%
4,400	The Middleby Corp. (a)	602,712

	COMMUNICATIONS
	EQUIPMENT
	MANUFACTURING - 3.6%
11,100	ADTRAN, Inc.	225,885
6,600	NETGEAR, Inc. (a)	354,420
24,000	QUALCOMM, Inc.	1,635,120
24,300	RADWARE Ltd. (a)(b)	325,863
		2,541,288

	COMPUTER & PERIPHERAL
	EQUIPMENT
	MANUFACTURING - 2.9%
18,800	Apple Inc.	2,077,776

	COMPUTER SYSTEMS
	DESIGN & RELATED
	SERVICES - 4.7%
11,100	Accenture PLC - Class A (b)	1,325,673
2,900	athenahealth, Inc. (a)	274,340
5,130	Baidu, Inc. - ADR (a)(b)	856,453
15,700	Cadence Design Systems, Inc. (a)	412,596
2,900	Cerner Corp. (a)	144,362
9,900	Convergys Corp.	256,113
5,000	Perficient, Inc. (a)	90,000
		3,359,537

	CUT & SEW APPAREL
	MANUFACTURING - 0.9%
11,700	lululemon athletica Inc. (a)	666,783

	CUTLERY & HANDTOOL
	MANUFACTURING - 0.7%
3,050	Snap-on Incorporated	509,960

	DATA PROCESSING, HOSTING
	& RELATED SERVICES - 0.6%
800	Automatic Data Processing, Inc.	76,816
1,860	CoStar Group Inc. (a)	355,465
		432,281

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2016 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 97.2% (Continued)

	DRUGS & DRUGGISTS’
	SUNDRIES MERCHANT
	WHOLESALERS - 0.6%
5,500	The Procter & Gamble Co.	$453,530

	ELECTRICAL EQUIPMENT
	MANUFACTURING - 2.3%
59,000	ABB Ltd. - ADR (b)	1,205,370
1,500	AMETEK, Inc.	71,025
20,400	Babcock & Wilcox
	Enterprises, Inc. (a)	325,176
		1,601,571

	ELECTRONIC SHOPPING &
	MAIL-ORDER HOUSES - 3.2%
2,730	Amazon.com, Inc. (a)	2,049,056
4,000	Copart, Inc. (a)	218,880
		2,267,936

	ELECTRONICS & APPLIANCE
	STORES - 0.6%
9,900	Best Buy Co., Inc.	452,430

	ENGINE, TURBINE & POWER
	TRANSMISSION EQUIPMENT
	MANUFACTURING - 1.8%
11,500	Brunswick Corp.	576,380
5,000	Cummins, Inc.	708,900
		1,285,280

	FABRIC MILLS - 0.4%
9,236	Culp, Inc.	311,715

	FOOTWEAR
	MANUFACTURING - 0.4%
5,200	NIKE, Inc. - Class B	260,364

	FREIGHT TRANSPORTATION
	ARRANGEMENT - 1.2%
900	C.H. Robinson Worldwide, Inc.	67,365
15,200	Expeditors International
	of Washington, Inc.	801,648
		869,013
	GENERAL FREIGHT
	TRUCKING - 0.6%
4,600	Old Dominion Freight Line, Inc. (a)	401,580

	GROCERY & RELATED
	PRODUCT WHOLESALERS - 0.8%
13,600	Unilever PLC - ADR (b)	543,728

	HEALTH & PERSONAL CARE
	STORES - 0.4%
12,700	Vitamin Shoppe, Inc. (a)	315,595

	HOME FURNISHINGS
	STORES - 0.7%
32,200	Kirkland’s, Inc. (a)	473,018

	HOUSEHOLD APPLIANCE
	MANUFACTURING - 0.6%
7,900	iRobot Corp. (a)	450,300

	JEWELRY, LUGGAGE &
	LEATHER GOODS STORES - 0.5%
4,200	Tiffany & Co.	346,416

	LAWN & GARDEN EQUIPMENT
	& SUPPLIES STORES - 0.7%
5,600	MSC Industrial Direct
	Co., Inc. - Class A	500,304

	LOCAL MESSENGERS &
	LOCAL DELIVERY - 0.7%
4,500	United Parcel Service,
	Inc. (UPS) - Class B	521,640

	MACHINERY, EQUIPMENT &
	SUPPLIES MERCHANT
	WHOLESALERS - 0.1%
230	W.W. Grainger, Inc.	53,031

	MANAGEMENT, SCIENTIFIC &
	TECHNICAL CONSULTING
	SERVICES - 1.3%
5,900	Korn/Ferry International	149,742
5,300	MAXIMUS, Inc.	293,037
6,700	salesforce.com, Inc. (a)	482,400
		925,179

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2016 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 97.2% (Continued)

	MANUFACTURING &
	REPRODUCING MAGNETIC &
	OPTICAL MEDIA - 0.4%
10,400	National Instruments Corp.	$306,488

	MEDICAL EQUIPMENT
	& SUPPLIES
	MANUFACTURING - 6.3%
5,300	3M Co.	910,222
14,400	Baxter International Inc.	638,928
1,660	C.R. Bard, Inc.	349,513
11,500	Dentsply Sirona Inc.	669,070
2,600	Edwards Lifesciences, Corp. (a)	215,410
640	Intuitive Surgical, Inc. (a)	411,994
3,900	Nevro Corp. (a)	296,517
800	Stryker Corp.	90,928
6,000	Teleflex Inc.	887,580
		4,470,162

	METAL ORE MINING - 0.8%
9,600	Franco-Nevada Corp. (b)	556,032

	MOTOR VEHICLE &
	MOTOR VEHICLE PARTS
	& SUPPLIES MERCHANT
	WHOLESALERS - 0.5%
1,250	O’Reilly Automotive, Inc. (a)	343,125

	MOTOR VEHICLE BODY
	& TRAILER
	MANUFACTURING - 1.1%
40,900	Gentex Corp.	756,241

	MOTOR VEHICLE
	MANUFACTURING - 0.5%
1,990	Tesla Motors, Inc. (a)	376,906

	MOTOR VEHICLE PARTS
	MANUFACTURING - 1.4%
7,400	Honeywell International, Inc.	843,156
3,300	Sun Hydraulics Corp.	131,142
		974,298

	NAVIGATIONAL, MEASURING,
	ELECTROMEDICAL &
	CONTROL INSTRUMENTS
	MANUFACTURING - 2.2%
4,700	Agilent Technologies, Inc.	206,706
5,000	Coherent, Inc. (a)	652,500
570	Illumina, Inc. (a)	75,890
6,900	MTS Systems Corp.	371,565
6,000	NxStage Medical, Inc. (a)	148,320
900	Varian Medical Systems, Inc. (a)	80,847
		1,535,828

	NEWSPAPER, PERIODICAL,
	BOOK & DIRECTORY
	PUBLISHERS - 2.1%
84,486	RELX PLC - ADR (b)	1,464,987

	OFFICE ADMINISTRATIVE
	SERVICES - 0.5%
3,700	Gartner, Inc. (a)	380,434

	OFFICE FURNITURE
	(INCLUDING FIXTURES)
	MANUFACTURING - 0.8%
21,300	La-Z-Boy Incorporated	569,775

	OIL & GAS EXTRACTION - 2.3%
3,700	Diamondback Energy Inc (a)	399,045
3,300	EOG Resources, Inc.	338,316
12,900	Occidental Petroleum Corp.	920,544
		1,657,905

	OTHER ELECTRICAL
	EQUIPMENT & COMPONENT
	MANUFACTURING - 0.1%
900	Hubbell Incorporated	101,052

	OTHER FINANCIAL
	INVESTMENT ACTIVITIES - 0.2%
2,091	Adient plc - ADR (a)(b)	111,997

	OTHER GENERAL
	MERCHANDISE STORES - 0.6%
5,100	Dollar General Corporation	394,332

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2016 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 97.2% (Continued)

	OTHER GENERAL
	PURPOSE MACHINERY
	MANUFACTURING - 0.2%
2,100	Graco, Inc.	$170,583

	OTHER INFORMATION
	SERVICES - 4.9%
1,750	Alphabet Inc. - Class A (a)	1,357,790
1,320	Alphabet Inc. - Class C (a)	1,000,613
9,500	Facebook Inc. - Class A (a)	1,124,990
		3,483,393

	OTHER LEATHER & ALLIED
	PRODUCT MANUFACTURING - 0.6%
11,700	Coach, Inc.	425,763

	PAINT, COATING & ADHESIVE
	MANUFACTURING - 0.7%
5,100	PPG Industries, Inc.	489,243

	PETROLEUM & COAL PRODUCTS
	MANUFACTURING - 3.1%
20,500	Exxon Mobil Corp.	1,789,650
7,300	Valero Energy Corp.	449,388
		2,239,038

	PHARMACEUTICAL & MEDICINE
	MANUFACTURING - 10.4%
8,300	Abbott Laboratories	315,981
12,000	Alkermes PLC (a)(b)	681,960
750	Allergan plc (a)(b)	145,725
9,800	Alnylam Pharmaceuticals, Inc. (a)	429,926
6,800	Bristol-Myers Squibb Co.	383,792
2,400	IDEXX Laboratories, Inc. (a)	282,360
4,400	Ionis Pharmaceuticals, Inc. (a)	192,544
16,200	Johnson & Johnson (b)	1,803,060
18,400	Merck & Co., Inc.	1,125,896
30,400	Nektar Therapeutics (a)	373,464
13,600	Novartis AG - ADR (b)	935,136
300	Regeneron Pharmaceuticals, Inc. (a)	113,772
6,800	Seattle Genetics, Inc. (a)	440,708
2,300	Vertex Pharmaceuticals Inc. (a)	187,703
		7,412,027

	PROFESSIONAL &
	COMMERCIAL EQUIPMENT
	& SUPPLIES MERCHANT
	WHOLESALERS - 0.8%
4,000	Henry Schein, Inc. (a)	595,840

	RUBBER PRODUCT
	MANUFACTURING - 0.9%
5,600	Carlisle Companies Incorporated	628,152

	SCHEDULED AIR
	TRANSPORTATION - 1.0%
15,400	Southwest Airlines Co.	717,794

	SCIENTIFIC RESEARCH &
	DEVELOPMENT SERVICES - 1.0%
2,050	Biogen Idec Inc. (a)	602,844
1,100	Incyte Corp. (a)	112,519
		715,363

	SEMICONDUCTOR & OTHER
	ELECTRONIC COMPONENT
	MANUFACTURING - 6.9%
7,200	Amphenol Corp. - Class A	491,472
1,100	Analog Devices, Inc.	81,664
31,000	Applied Materials, Inc.	998,200
5,683	Cavium, Inc. (a)	324,101
24,600	Intel Corp.	853,620
22,200	Intersil Corp. - Class A	491,730
12,500	Jabil Circuit, Inc.	264,375
14,800	Johnson Controls International plc	665,704
8,700	Texas Instruments Inc.	643,191
2,000	Xilinx, Inc.	107,960
		4,922,017

	SOAP, CLEANING COMPOUND
	& TOILET PREPARATION
	MANUFACTURING - 0.2%
3,200	Church & Dwight Co, Inc.	140,128

	SOFTWARE PUBLISHERS - 6.3%
6,000	ANSYS, Inc. (a)	564,180
1,400	Intuit Inc.	159,152
13,600	Mentor Graphics Corp.	497,080
20,800	Microsoft Corp.	1,253,408

The accompanying notes are an integral part of these financial statements.

IMAN FUND
SCHEDULE OF INVESTMENTS (Continued)
November 30, 2016 (Unaudited)
(Classifications are based on the North American Industry Classification System)

Number of
Shares		Value

COMMON STOCKS - 97.2% (Continued)

	SOFTWARE
	PUBLISHERS - 6.3% (Continued)
11,600	PTC, Inc. (a)	$565,036
5,200	Red Hat, Inc. (a)	411,372
10,600	Synopsys, Inc. (a)	641,088
2,900	Tyler Technologies, Inc. (a)	431,810
		4,523,126

	TRAVEL ARRANGEMENT &
	RESERVATION SERVICES - 0.6%
280	The Priceline Group, Inc. (a)	421,030

	WHOLESALE ELECTRONIC
	MARKETS & AGENTS
	& BROKERS - 0.6%
4,500	Genuine Parts Co.	433,035
	TOTAL COMMON STOCKS
	(Cost $60,926,982)	69,284,905

PREFERRED STOCK - 2.6%

	WIRED TELECOMMUNICATIONS
	CARRIERS - 2.6%
139,800	Telefonica Brasil S.A. (b)	1,824,390
	TOTAL PREFERRED STOCK
	(Cost $1,693,788)	1,824,390
	Total Investments
	(Cost $62,620,770) - 99.8%	71,109,295
	Other Assets in
	Excess of Liabilities - 0.2%	167,596
	TOTAL NET ASSETS - 100.0%	$71,276,891

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
(a)	Non Income Producing
(b)	Foreign Issued Securities

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF ASSETS AND LIABILITIES
November 30, 2016 (Unaudited)

Assets:
Investments, at value (cost $62,620,770)	$71,109,295
Cash	140,971
Receivable for investments sold	734,781
Receivable for capital shares sold	62,350
Dividends receivable	168,605
Other assets	15,022
Total Assets	72,231,024

Liabilities:
Payable for investments purchased	803,662
Payable for capital shares redeemed	750
Payable to Advisor (Note 3)	57,258
Payable for professional fees	41,237
Payable for Trustee fees	1,140
Payable to Custodian	1,439
Payable for reports to shareholders	1,285
Accrued expenses and other liabilities	47,362
Total Liabilities	954,133
Net Assets	$71,276,891

Net assets consist of:
Paid-in capital	$56,501,212
Accumulated net investment income	123,191
Accumulated net realized gain on investments	6,163,963
Net unrealized appreciation on investments	8,488,525
Net Assets	$71,276,891

Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	6,020,226
Net asset value, redemption price and offering price per share	$11.84

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2016 (Unaudited)

Investment income:
Dividend income (Net of foreign withholding tax of $4,045)	$579,442
Total investment income	579,442

Expenses:
Advisory fees (Note 3)	340,702
Administration fees	32,105
Transfer agent fees and expenses	30,168
Fund accounting fees	17,107
Legal fees	14,812
Federal and state registration fees	11,693
Audit fees	6,764
Trustees’ fees and related expenses	5,140
Custody fees	3,467
Reports to shareholders	3,003
Other expenses	664
Total expenses	465,625
Net investment income	113,817

Realized and unrealized gain on investments:
Net realized gain from security transactions	3,228,473
Change in net unrealized appreciation/depreciation on investments	696,801
Realized and unrealized gain on investments	3,925,274
Net increase in net assets from operations	$4,039,091

The accompanying notes are an integral part of these financial statements.

IMAN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2016	Year Ended
	(Unaudited)	May 31, 2016
From operations:
Net investment income	$113,817	$18,210
Net realized gain on investments	3,228,473	2,974,184
Change in net unrealized appreciation/depreciation on investments	696,801	(1,766,045)
Net increase in net assets from operations	4,039,091	1,226,349

From distributions:
Net realized gain on investments	—	(2,930,010)
Net decrease in net assets resulting
from distributions paid	—	(2,930,010)

From capital share transactions:
Proceeds from sale of shares	9,404,032	8,464,219
Net asset value of shares issued in reinvestment
of distributions to shareholders	—	2,914,842
Payments for shares redeemed	(3,233,466)	(17,048,574)
Net increase (decrease) in net assets
from capital share transactions	6,170,566	(5,669,513)

Total increase (decrease) in net assets	10,209,657	(7,373,174)

Net assets:
Beginning of period	61,067,234	68,440,408
End of period (includes accumulated net investment
income of $123,191 and $9,374, respectively)	$71,276,891	$61,067,234

The accompanying notes are an integral part of these financial statements.

IMAN FUND
FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	November 30,
	2016		Year Ended May 31,
	(Unaudited)		2016	2015		2014	2013	2012
Net asset value, beginning of period	$11.15		$11.40	$11.59		$9.99	$8.35	$8.97
Income (loss) from
investment operations:
Net investment income (loss)(1)	0.02		0.00 (2)	(0.00	)(2)	(0.01)	(0.03)	(0.05)
Net realized and unrealized
gains (losses) on investments	0.67		0.22	1.13		2.02	1.67	(0.57)
Total from investment operations	0.69		0.22	1.13		2.01	1.64	(0.62)
Less distributions paid:
From net realized gain on investments	—		(0.47)	(1.32)		(0.41)	—	—
Total distributions paid	—		(0.47)	(1.32)		(0.41)	—	—

Net asset value, end of period	$11.84		$11.15	$11.40		$11.59	$9.99	$8.35

Total return	6.19	%(3)	1.99%	10.22%		20.30%	19.64%	(6.91)%

Net assets at end of period (000’s)	$71,277		$61,067	$68,440		$59,221	$45,207	$36,123

Ratio of expenses to average net assets	1.37	%(4)	1.39%	1.42%		1.48%	1.59%	1.74%

Ratio of net investment income (loss)
to average net assets	0.33	%(4)	0.03%	(0.02)%		(0.09)%	(0.36)%	(0.65)%

Portfolio turnover rate	28.7	%(3)	70.6%	72.0%		71.7%	109.5%	96.9%

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Less than one cent per share.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016 (Unaudited)

1.	Organization

Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on January 14, 2000.  The Trust currently offers one series of shares to investors, the Iman Fund (the “Fund”), a diversified series of the Trust.  Allied Asset Advisors, Inc. (“AAA” or the “Adviser”), a Delaware corporation, serves as investment adviser to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series.  The Trust currently offers one class of shares of the Fund.

The investment objective of the Fund is to seek growth of capital while adhering to Islamic principles. To achieve its investment objective, the Fund seeks investments that meet Islamic principles whose prices the Fund’s Adviser anticipates will increase over the long term. Under normal circumstances, the Fund invests its net assets in domestic and foreign securities chosen by the Adviser in accordance with Islamic principles. Islamic principles generally preclude investments in certain businesses (e.g., alcohol, pornography and gambling) and investments in interest bearing debt obligations.  Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles.

The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates:  In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation:  Investment securities are carried at fair value determined using the following valuation methods:

•	Equity securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price.  The Fund did not hold any such securities during the six months ended November 30, 2016.

•	Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under direction of the Board of Trustees.

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.

Summary of Fair Value Exposure at November 30, 2016

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2016 (Unaudited)

Level 2 -
Other significant observable inputs (including quoted prices for similar securities in active markets, quoted prices for identical or similar instruments in markets that are not active, model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs that are used in determining a fair value of an investment may include price information, credit data, volatility statistics and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$69,284,905	$—	$—	$69,284,905
Preferred Stock	1,824,390	—	—	1,824,390
Total*	$71,109,295	$—	$—	$71,109,295

*	Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report. It is the Fund’s policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  The Fund does not invest in securities of U.S. or foreign governments.

Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and the Fund intends to distribute all of its taxable income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.

As of and during the year ended May 31, 2016, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as other expenses in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.  The statute of limitations on the Fund’s tax returns remains open for the years ended May 31, 2013 through May 31, 2016.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2016 (Unaudited)

As of May 31, 2016, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$52,902,922
Gross tax unrealized appreciation	$9,799,982
Gross tax unrealized depreciation	(2,018,058)
Net tax unrealized appreciation	$7,781,924
Undistributed ordinary income	832,696
Undistributed long-term capital gain	2,121,968
Total distributable earnings	$2,954,664
Other accumulated losses	—
Total accumulated gain	$10,736,588

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of losses relating to wash sale transactions and mark-to-market on PFICs.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year.  For the fiscal year ended May 31, 2016, the Fund did not defer, on a tax basis, any post-October losses.

Distributions to Shareholders:  The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities.  These income and gains distributions will generally be paid once each year, on or before December 31.  The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

The tax character of distributions paid were as follows:

	Six Months Ended	Year Ended
	November 30, 2016	May 31, 2016
Ordinary Income	$—	$623,010
Long-term capital gains	$—	$2,307,000

Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The Fund may periodically make reclassifications among certain of its capital accounts to reflect the tax character of permanent book/tax differences related to the components of the Fund’s net assets.  These reclassifications have no impact on the net assets or net asset value of the Fund.

Other:  Investment transactions and shareholder transactions are accounted for on the trade date.  Net realized gains and losses on securities are computed on the basis of specific security lot identification.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

In August 2014, the FASB issued ASU 2014-15 — Presentation of Financial Statements — Going Concern (Subtopic 205-40). The pronouncement determines management’s responsibility regarding assessment of the Fund’s ability to continue as a going concern, even if the Fund’s liquidation is not imminent. Currently, no similar guidance exists. Under this guidance, during each period in which financial statements are prepared, management needs to evaluate whether there are conditions or events that, in the aggregate, raise substantial doubt about the Fund’s ability to continue as a going concern within one year after the date the financial statements are issued. Substantial doubt exists if these conditions or events indicate that the Fund will be unable to meet its obligations as they become due. If such conditions or events exist, management should develop a plan to mitigate or alleviate these conditions or events. Regardless of management’s plan to mitigate, certain disclosures must be made in the financial statements. ASU 2014-15 is effective for annual periods ending after December 15, 2016, however, early adoption is permitted. Management does not believe that the update will have an impact on the Fund’s financial statements, but it may require additional disclosures.

Subsequent Events: In preparing these financial statements, management has performed an evaluation of subsequent events after November 30, 2016 through the date the financial statements were issued and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

IMAN FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
November 30, 2016 (Unaudited)

3.	Investment Advisory and Other Agreements

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser, with whom certain officers and a Trustee of the Trust are affiliated, to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s daily average net assets.

For the six months ended November 30, 2016, the Fund had advisory expenses of $340,702 and as of November 30, 2016, the Fund had $57,258 payable to the Adviser.

The Trust has a distribution agreement and a servicing agreement with Quasar Distributors, LLC (the “Distributor”).  Fees for such distribution services are paid to the Distributor by the Adviser.

4.	Capital Share Transactions

Capital Share Transactions of the Fund for the six months ended November 30, 2016, were as follows:

	Amount	Shares
Shares sold	$9,404,032	823,175
Shares redeemed	(3,233,466)	(279,308)
Net increase	$6,170,566	543,867

Shares Outstanding
Beginning of period		5,476,359
End of period		6,020,226

Capital Share Transactions of the Fund for the year ended May 31, 2016, were as follows:

	Amount	Shares
Shares sold	$8,464,219	766,430
Shares reinvested	2,914,842	264,986
Shares redeemed	(17,048,574)	(1,560,494)
Net decrease	$(5,669,513)	(529,078)

Shares Outstanding
Beginning of period		6,005,437
End of period		5,476,359

5.	Securities Transactions

During the six months ended November 30, 2016, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $26,330,316 and $19,416,111, respectively. There were no purchases or sales of U.S. government securities for the Fund.

6.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2016, the North American Islamic Trust (“NAIT”) held 55.92% of the Fund. NAIT is the parent company of the Adviser.

IMAN FUND
ADDITIONAL INFORMATION
November 30, 2016 (Unaudited)

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com.  Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Record (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The filing will be available, upon request, by calling (877) 417-6161.  Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY POLICY

In the course of servicing your account, we collect the following nonpublic personal information about you:

•
Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•
Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, parties to transactions, cost basis information, and other financial information.

•	Information collected from our website (including from the use of “cookies”)

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with industry standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your financial intermediary shares nonpublic personal information with nonaffiliated third parties.

 (This Page Intentionally Left Blank.)

INVESTMENT ADVISER
Allied Asset Advisors, Inc.
Oak Brook, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
Cleveland, Ohio

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

LEGAL COUNSEL
Latham & Watkins
Chicago, Illinois

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.  Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate, and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allied Asset Advisors Funds

By       /s/ Bassam Osman
Bassam Osman, President

Date   February 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Bassam Osman
Bassam Osman, President

Date   February 7, 2017

By       /s/ Mohammed Basheeruddin
Mohammed Basheeruddin, Treasurer

Date   February 9, 2017